                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 07648
                                                     ----------

                       West Virginia Municipals Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

$             750   Sheperd College Board of Governors, 5.125%, 12/1/33                          $     759,502
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     759,502
--------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.9%

$             500   Mason County PCR, (Appalachian Power Co.),
                    5.50%, 10/1/22                                                               $     508,270
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     508,270
--------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.3%

$           1,820   West Virginia Health Facilities Authority, (Charleston Area
                    Medical Center), Escrowed to Maturity, 6.50%, 9/1/23                         $   2,270,377
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,270,377
--------------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.7%

$           1,000   Berkeley Building Commission, (City Hospital),
                    6.50%, 11/1/22(1)                                                            $   1,000,540
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,000,540
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$             500   Braxton County, (Weyerhaeuser), (AMT), 5.80%, 6/1/27                         $     514,705
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     514,705
--------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.5%

$             750   Fairmont College Student Activity Revenue, (FGIC),
                    5.00%, 6/1/32                                                                $     765,877
              455   West Virginia Higher Education Interim Governing Board,
                    (Marshall University), (FGIC), 5.00%, 5/1/31                                       461,993
              500   West Virginia State University System, (West Virginia
                    University Project), (AMBAC), 0.00%, 4/1/24                                        188,605
            1,500   West Virginia University System, (West Virginia University
                    Project), (AMBAC), 0.00%, 4/1/31                                                   370,170
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,786,645
--------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.3%

$             450   Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14                            $     460,332
              250   Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT),
                    5.50%, 4/1/29                                                                      259,048
            1,000   Pleasants County PCR, (West Pennsylvania), (AMBAC),
                    (AMT), 5.50%, 4/1/29                                                             1,037,170
              150   Puerto Rico Electric Power Authority, (MBIA),
                    Variable Rate, 7/1/16(2)(3)                                                        227,780
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,984,330
--------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 8.6%

$           2,500   Kanawha-Putnam, Single Family, (AMBAC), Escrowed to
                    Maturity, 0.00%, 12/1/16                                                     $   1,480,825
              310   Puerto Rico, (FSA), Prerefunded to 7/1/11,
                    5.125%, 7/1/30                                                                     347,870
              500   West Virginia University System, (Marshall University Library),
                    (AMBAC), Prerefunded to 4/1/06, 5.75%, 4/1/16                                      534,135
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,362,830
--------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 9.3%

$             250   Ohio County Board of Education, (MBIA), 5.125%, 6/1/18                       $     271,660
              190   Puerto Rico, (FSA), 5.125%, 7/1/30                                                 196,813
              300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                    386,007
              500   West Virginia School Building Authority, (AMBAC),
                    5.60%, 7/1/17                                                                      550,800
            1,700   West Virginia, (FGIC), 0.00%, 11/1/19                                              854,743
              250   West Virginia, (FGIC), 5.75%, 11/1/21                                              272,085
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   2,532,108
--------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.3%

$             500   Harrison County Building Commission, (Maplewood Retirement),
                    (AMBAC), 5.25%, 4/1/28                                                       $     514,175
              500   Randolph County Commission Health System, (Davis Health
                    System Inc.), (FSA), 5.20%, 11/1/21                                                531,445
            1,000   West Virginia Health Facilities Authority, (Cabell Huntington
                    Hospital), (AMBAC), 6.25%, 1/1/19                                                1,023,320
              850   West Virginia Health Facilities Authority, (Charleston Area
                    Medical Center), (MBIA), 5.75%, 9/1/13                                             895,424
            1,200   West Virginia Health Facilities Authority, (West Virginia
                    University Medical Corp.), (MBIA), 6.10%, 1/1/18                                 1,203,876
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,168,240
--------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.7%

$             500   West Virginia Economic Development Authority, (Correctional
                    Juvenile and Public), (MBIA), 5.00%, 6/1/26                                  $     514,170
              500   West Virginia Economic Development Authority, (West Virginia
                    University), (AMBAC), 5.00%, 7/15/31                                               508,840
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,023,010
--------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.8%

$             600   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(3)(4)                                                  $     627,426
              910   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/28(2)(3)                                                        972,399
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,599,825
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 1.0%

$             250   West Virginia Parkways, Economic Development and Tourism
                    Authority, (FGIC), 5.25%, 5/15/19                                            $     284,485
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     284,485
--------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.4%

$             250   Berkeley Public Service District Sewer, (MBIA),
                    5.75%, 10/1/25                                                               $     269,850
              500   Crab Orchard - MacArthur Public Service District Sewer System,
                    (AMBAC), 5.50%, 10/1/25                                                            534,230
              500   Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31                                 509,165
            1,000   Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19                           1,086,500
              750   West Virginia Water Development Authority, (AMBAC),
                    5.00%, 10/1/28                                                                     770,565
              500   West Virginia Water Development, (Loan Program II),
                    (AMBAC), 5.00%, 11/1/33                                                            511,715
              500   West Virginia Water Development, (Loan Program III),
                    (AMBAC), (AMT), 5.65%, 7/1/40                                                      526,015
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   4,208,040
--------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

$             400   West Virginia Economic Development Authority, (State Office
                    Building), 5.00%, 10/1/26                                                    $     406,860
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     406,860
--------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%

$           1,000   Puerto Rico Highway and Transportation Authority,
                    5.00%, 7/1/36                                                                $   1,012,170
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,012,170
--------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 96.7%
   (IDENTIFIED COST $24,681,579)                                                                 $  26,421,937
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.3%                                                           $     900,264
--------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $  27,322,201
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 75.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.6% to 39.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $2,213,612 or 8.1% of the Portfolio's net assets.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   197,881,285        $   218,414,087
   Unrealized appreciation                                          28,090,656             21,251,043
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   225,971,941        $   239,665,130
------------------------------------------------------------------------------------------------------
Cash                                                           $     2,127,553        $       132,372
Receivable for investments sold                                             --                540,000
Interest receivable                                                  2,918,140              4,569,054
Receivable for daily variation margin on open
 financial futures contracts                                           269,912                289,120
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   231,287,546        $   245,195,676
------------------------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                               $        56,255        $        55,375
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        56,255        $        55,375
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   231,231,291        $   245,140,301
------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   204,094,040        $   224,894,549
Net unrealized appreciation (computed on the
 basis of identified cost)                                          27,137,251             20,245,752
------------------------------------------------------------------------------------------------------
TOTAL                                                          $   231,231,291        $   245,140,301
------------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   184,789,131        $    15,454,868
   Unrealized appreciation                                          16,494,854              1,260,793
---------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   201,283,985        $    16,715,661
---------------------------------------------------------------------------------------------------------
Cash                                                           $     6,956,269        $       150,410
Receivable for investments sold                                             --                351,942
Interest receivable                                                  2,642,047                241,512
Receivable for daily variation margin on open
 financial futures contracts                                           142,187                 13,000
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   211,024,488        $    17,472,525
---------------------------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                               $        55,884        $        25,559
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        55,884        $        25,559
---------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   195,136,956        $    16,238,379
Net unrealized appreciation (computed on the
 basis of identified cost)                                          15,831,648              1,208,587
---------------------------------------------------------------------------------------------------------
TOTAL                                                          $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $   295,621,674        $   148,353,162
   Unrealized appreciation                                          37,940,813             10,928,179
-----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $   333,562,487        $   159,281,341
-----------------------------------------------------------------------------------------------------
Cash                                                           $       523,564        $     1,013,283
Receivable for investments sold                                        189,835                     --
Interest receivable                                                  5,943,471              2,789,700
Receivable for daily variation margin on open
 financial futures contracts                                           416,406                125,937
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   340,635,763        $   163,210,261
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $       820,947        $            --
Accrued expenses                                                        62,189                 35,062
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       883,136        $        35,062
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $   303,754,054        $   152,769,041
Net unrealized appreciation (computed on the
 basis of identified cost)                                          35,998,573             10,406,158
-----------------------------------------------------------------------------------------------------
TOTAL                                                          $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $    46,401,077        $    24,681,579
   Unrealized appreciation                                           3,180,083              1,740,358
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $    49,581,160        $    26,421,937
----------------------------------------------------------------------------------------------------------
Cash                                                           $       224,768        $       519,117
Receivable for investments sold                                      1,152,236                     --
Interest receivable                                                    793,490                392,384
Receivable for daily variation margin on open
 financial futures contracts                                            30,469                 16,250
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $    51,782,123        $    27,349,688
----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $            --        $            --
Accrued expenses                                                        30,910                 27,487
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        30,910        $        27,487
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                                  $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                                   $    48,713,246        $    25,657,638
Net unrealized appreciation (computed on the
 basis of identified cost)                                           3,037,967              1,664,563
----------------------------------------------------------------------------------------------------------
TOTAL                                                          $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

AS OF SEPTEMBER 30, 2004

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    14,131,577        $    14,940,591
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    14,131,577        $    14,940,591
------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $     1,133,652        $     1,118,054
Trustees' fees and expenses                                             12,278                 14,114
Legal and accounting services                                           50,161                 50,462
Custodian fee                                                          130,243                137,052
Miscellaneous                                                           17,589                 20,622
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $     1,343,923        $     1,340,304
------------------------------------------------------------------------------------------------------
Deduct--
   Reduction of custodian fee                                  $         8,216        $         9,685
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         8,216        $         9,685
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,335,707        $     1,330,619
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    12,795,870        $    13,609,972
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     4,326,045        $     1,496,606
   Financial futures contracts                                      (5,741,105)            (6,559,143)
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $    (1,415,060)       $    (5,062,537)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (2,161,343)       $       921,134
   Financial futures contracts                                       1,678,740              1,651,266
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      (482,603)       $     2,572,400
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $    (1,897,663)       $    (2,490,137)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,898,207        $    11,119,835
------------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    12,383,214        $       982,678
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    12,383,214        $       982,678
---------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       911,671        $        27,537
Trustees' fees and expenses                                             12,277                    153
Legal and accounting services                                           49,906                 23,446
Custodian fee                                                          117,785                 17,251
Miscellaneous                                                           15,906                  5,175
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $     1,107,545        $        73,562
---------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         8,695        $         1,692
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         8,695        $         1,692
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,098,850        $        71,870
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    11,284,364        $       910,808
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     1,077,213        $        (6,234)
   Financial futures contracts                                      (3,777,063)              (267,340)
---------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                              $    (2,699,850)       $      (273,574)
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $       372,631        $       (11,395)
   Financial futures contracts                                       1,603,566                 36,614
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $     1,976,197        $        25,219
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $      (723,653)       $      (248,355)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,560,711        $       662,453
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $    20,083,598        $    10,397,670
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    20,083,598        $    10,397,670
-----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $     1,532,791        $       719,582
Trustees' fees and expenses                                             15,950                 10,442
Legal and accounting services                                           51,360                 62,664
Custodian fee                                                          163,858                 94,908
Miscellaneous                                                           31,347                 16,960
-----------------------------------------------------------------------------------------------------
Total expenses                                                 $     1,795,306        $       904,556
-----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         3,603        $         2,623
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         3,603        $         2,623
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $     1,791,703        $       901,933
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    18,291,895        $     9,495,737
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     5,895,499        $       714,223
   Financial futures contracts                                      (5,287,384)            (2,094,865)
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $       608,115        $    (1,380,642)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (2,205,564)       $       536,665
   Financial futures contracts                                        (347,271)               174,568
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    (2,552,835)       $       711,233
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                        $    (1,944,720)       $      (669,409)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    16,347,175        $     8,826,328
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $     2,953,631        $     1,480,576
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $     2,953,631        $     1,480,576
----------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       156,417        $        52,692
Trustees' fees and expenses                                              6,158                  1,530
Legal and accounting services                                           32,738                 25,615
Custodian fee                                                           36,176                 22,236
Miscellaneous                                                            9,088                  5,815
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       240,577        $       107,888
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $         1,105        $         1,233
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $         1,105        $         1,233
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $       239,472        $       106,655
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $     2,714,159        $     1,373,921
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $       547,586        $        (5,429)
   Financial futures contracts                                        (945,943)              (483,840)
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $      (398,357)       $      (489,269)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $       107,534        $       105,231
   Financial futures contracts                                         364,925                132,987
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $       472,459        $       238,218
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                        $        74,102        $      (251,051)
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     2,788,261        $     1,122,870
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                             CALIFORNIA PORTFOLIO    FLORIDA PORTFOLIO
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    12,795,870        $    13,609,972
   Net realized loss from investment transactions and
      financial futures contracts                                   (1,415,060)            (5,062,537)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                (482,603)             2,572,400
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,898,207        $    11,119,835
-----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    20,730,516        $    21,361,922
   Withdrawals                                                     (46,474,604)           (50,810,134)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $   (25,744,088)       $   (29,448,212)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (14,845,881)       $   (18,328,377)
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   246,077,172        $   263,468,678
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   231,231,291        $   245,140,301
-----------------------------------------------------------------------------------------------------

                                                           MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    11,284,364        $       910,808
   Net realized loss from investment transactions and
      financial futures contracts                                   (2,699,850)              (273,574)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts               1,976,197                 25,219
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    10,560,711        $       662,453
---------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    22,264,139        $     2,252,661
   Withdrawals                                                     (32,010,538)            (3,237,589)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $    (9,746,399)       $      (984,928)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $       814,312        $      (322,475)
---------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   210,154,292        $    17,769,441
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   210,968,604        $    17,446,966
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                             NEW YORK PORTFOLIO        OHIO PORTFOLIO
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $    18,291,895        $     9,495,737
   Net realized gain (loss) from investment transactions
      and financial futures contracts                                  608,115             (1,380,642)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts              (2,552,835)               711,233
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    16,347,175        $     8,826,328
-----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    32,310,253        $    13,863,686
   Withdrawals                                                     (59,797,228)           (32,710,754)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $   (27,486,975)       $   (18,847,068)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $   (11,139,800)       $   (10,020,740)
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   350,892,427        $   173,195,939
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   339,752,627        $   163,175,199
-----------------------------------------------------------------------------------------------------

                                                           RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $     2,714,159        $     1,373,921
   Net realized gain (loss) from investment transactions
      and financial futures contracts                                 (398,357)              (489,269)
   Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                 472,459                238,218
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     2,788,261        $     1,122,870
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $     5,345,845        $     3,066,853
   Withdrawals                                                     (11,091,758)            (4,104,501)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $    (5,745,913)       $    (1,037,648)
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $    (2,957,652)       $        85,222
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $    54,708,865        $    27,236,979
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $    51,751,213        $    27,322,201
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                               CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $         13,269,091   $      14,512,264
   Net realized gain (loss) from investment transactions and
      financial futures contracts                                         4,984,724             786,408
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                       (13,091,792)         (7,443,956)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $          5,162,023   $       7,854,716
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $         23,798,371   $      26,225,264
   Withdrawals                                                          (42,285,179)        (47,354,415)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $        (18,486,808)  $     (21,129,151)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $        (13,324,785)  $     (13,274,435)
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $        259,401,957   $     276,743,113
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $        246,077,172   $     263,468,678
-------------------------------------------------------------------------------------------------------

                                                               MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                       $            11,461,097   $             902,700
   Net realized gain (loss) from investment transactions and
      financial futures contracts                                            1,131,203                 (17,586)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                           (5,241,750)               (257,415)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $             7,350,550   $             627,699
--------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $            24,852,504   $           2,769,831
   Withdrawals                                                             (38,833,260)             (3,028,657)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $           (13,980,756)  $            (258,826)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $            (6,630,206)   $            368,873
--------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $           216,784,498   $          17,400,568
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $           210,154,292   $          17,769,441
--------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                NEW YORK PORTFOLIO      OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                        $       18,278,025      $   10,165,393
   Net realized gain (loss) from investment transactions, financial
      futures contracts and interest rate swap contracts                                 2,557,327            (946,600)
   Net change in unrealized appreciation (depreciation) from investments,
      financial futures contracts and interest rate swap contracts                      (8,037,923)           (616,783)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $       12,797,429      $    8,602,010
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                                $       44,894,206      $   18,064,188
   Withdrawals                                                                         (57,610,886)        (34,437,970)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                            $      (12,716,680)     $  (16,373,782)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                           $           80,749      $   (7,771,772)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                            $      350,811,678      $  180,967,711
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                  $      350,892,427      $  173,195,939
----------------------------------------------------------------------------------------------------------------------

                                                                                RHODE ISLAND PORTFOLIO     WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                                        $            2,836,223     $             1,378,196
   Net realized gain (loss) from investment transactions, financial
      futures contracts and interest rate swap contracts                                        44,174                     265,377
   Net change in unrealized appreciation (depreciation) from investments,
      financial futures contracts and interest rate swap contracts                          (1,477,521)                   (948,957)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $            1,402,876     $               694,616
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                                $            9,379,686     $             3,397,711
   Withdrawals                                                                             (10,954,064)                 (4,266,029)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                            $           (1,574,378)    $              (868,318)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                           $             (171,502)    $              (173,702)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                            $           54,880,367     $            27,410,681
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                  $           54,708,865     $            27,236,979
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  CALIFORNIA PORTFOLIO
                                                               -----------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                  2004        2003      2002(1)        2001         2000
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.56%       0.56%       0.55%        0.57%        0.58%
   Expenses after custodian fee reduction                           0.56%       0.55%       0.55%        0.54%        0.57%
   Net investment income                                            5.35%       5.30%       5.44%        5.26%        5.65%
Portfolio Turnover                                                    18%         21%          3%          26%          13%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                     4.70%       2.28%       9.03%          --           --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $ 231,231   $ 246,077   $ 259,402    $ 248,056    $ 238,820
--------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% To 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    FLORIDA PORTFOLIO
                                                               -----------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                  2004        2003      2002(1)        2001         2000
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.52%       0.53%       0.54%        0.54%        0.56%
   Expenses after custodian fee reduction                           0.52%       0.52%       0.50%        0.48%        0.51%
   Net investment income                                            5.32%       5.39%       5.72%        5.68%        5.72%
Portfolio Turnover                                                     9%         23%         19%          11%          12%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                     4.44%       2.96%       8.73%          --           --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $ 245,140   $ 263,469   $ 276,743    $ 272,972    $ 277,857
--------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% To 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              MASSACHUSETTS PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.52%          0.52%          0.51%          0.52%          0.54%
   Expenses after custodian fee reduction                     0.52%          0.51%          0.49%          0.48%          0.52%
   Net investment income                                      5.31%          5.36%          5.53%          5.47%          5.79%
Portfolio Turnover                                              27%            16%            10%             8%            15%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.16%          3.51%          8.76%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    210,969   $    210,154   $    216,784   $    196,997   $    177,160
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% To 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               MISSISSIPPI PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)        2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.41%          0.40%          0.40%          0.42%          0.47%
   Expenses after custodian fee reduction                     0.40%          0.38%          0.38%          0.37%          0.45%
   Net investment income                                      5.10%          5.22%          5.34%          5.33%          5.55%
Portfolio Turnover                                              15%            11%            10%            11%             4%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               4.00%          3.64%          8.08%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $     17,447   $     17,769   $     17,401   $     17,031   $     15,827
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% To 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                NEW YORK PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001           2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.52%          0.51%          0.52%          0.53%          0.54%
   Expenses after custodian fee reduction                     0.52%          0.51%          0.52%          0.53%          0.54%
   Net investment income                                      5.31%          5.28%          5.41%          5.15%          5.56%
Portfolio Turnover                                              26%            19%             7%            19%            27%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               4.71%          3.83%          9.84%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    339,753   $    350,892   $    350,812   $    338,850   $    335,488
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% To 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  OHIO PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                           2004          2003          2002(1)         2001          2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.54%          0.52%          0.52%          0.53%          0.57%
   Expenses after custodian fee reduction                     0.54%          0.51%          0.51%          0.52%          0.57%
   Net investment income                                      5.63%          5.75%          5.72%          5.87%          6.00%
Portfolio Turnover                                               9%            15%            15%            22%            28%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.23%          5.10%          7.43%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    163,175   $    173,196   $    180,968   $    183,059   $    183,968
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               RHODE ISLAND PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------------------
                                                          2004           2003          2002(1)         2001          2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.45%          0.43%          0.41%          0.40%          0.43%
   Expenses after custodian fee reduction                     0.45%          0.42%          0.38%          0.35%          0.40%
   Net investment income                                      5.06%          5.13%          5.23%          5.33%          5.66%
Portfolio Turnover                                              16%            19%            13%            14%            15%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.37%          2.57%          8.57%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $     51,751   $     54,709   $     54,880   $     45,366   $     37,755
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% To 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              WEST VIRGINIA PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------------
                                                         2004           2003          2002(1)        2001            2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                  0.40%          0.39%          0.37%          0.39%          0.45%
   Expenses after custodian fee reduction                    0.39%          0.37%          0.36%          0.35%          0.43%
   Net investment income                                     5.06%          5.06%          5.19%          5.32%          5.48%
Portfolio Turnover                                             12%            21%            19%            12%             7%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                              4.26%          2.54%          9.41%            --             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $    27,322   $     27,237   $     27,411   $     24,976   $     24,930
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% To 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At September 30, 2004, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

   L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                     AMOUNT        EFFECTIVE RATE*
   ------------------------------------------------------------
   California                  $  1,133,652              0.47%
   Florida                        1,118,054              0.44%
   Massachusetts                    911,671              0.43%
   Mississippi                       27,537              0.15%
   New York                       1,532,791              0.44%
   Ohio                             719,582              0.43%
   Rhode Island                     156,417              0.29%
   West Virginia                     52,692              0.19%

   * Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

   During the year ended September 30, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                      PURCHASES                 SALES
   --------------------------------------------------------------
   Florida                     $         --        $      500,750
   Massachusetts                  1,835,978               249,413
   Mississippi                      313,565                    --
   Rhode Island                          --               106,984

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2004 were as follows:

   CALIFORNIA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   42,187,261
   Sales                                               62,422,837

   FLORIDA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   23,292,949
   Sales                                               48,893,354

   MASSACHUSETTS PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   55,598,143
   Sales                                               65,775,968

   MISSISSIPPI PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    2,669,598
   Sales                                                3,236,078

   NEW YORK PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   89,980,666
   Sales                                              106,481,805

   OHIO PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $   15,002,403
   Sales                                               27,626,803

   RHODE ISLAND PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    8,228,056
   Sales                                               13,355,936

   WEST VIRGINIA PORTFOLIO
   --------------------------------------------------------------
   Purchases                                       $    3,252,285
   Sales                                                4,279,524

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2004, as computed on a federal income tax basis, were as follows:

   CALIFORNIA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  197,045,572
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   29,203,160
   Gross unrealized depreciation                         (276,791)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   28,926,369
   --------------------------------------------------------------

   FLORIDA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  218,143,356
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   22,934,657
   Gross unrealized depreciation                       (1,412,883)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   21,521,774
   --------------------------------------------------------------

   MASSACHUSETTS PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  184,016,108
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   17,725,760
   Gross unrealized depreciation                         (457,883)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   17,267,877
   --------------------------------------------------------------

   MISSISSIPPI PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   15,305,733
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    1,454,519
   Gross unrealized depreciation                          (44,591)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    1,409,928
   --------------------------------------------------------------

   NEW YORK PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  303,603,104
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   37,520,751
   Gross unrealized depreciation                       (1,371,258)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   36,149,493
   --------------------------------------------------------------

   OHIO PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $  148,254,237
   --------------------------------------------------------------
   Gross unrealized appreciation                   $   13,037,930
   Gross unrealized depreciation                       (2,010,826)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $   11,027,104
   --------------------------------------------------------------

   RHODE ISLAND PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   46,333,220
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    3,296,782
   Gross unrealized depreciation                          (48,842)
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    3,247,940
   --------------------------------------------------------------

   WEST VIRGINIA PORTFOLIO
   --------------------------------------------------------------
   AGGREGATE COST                                  $   24,652,735
   --------------------------------------------------------------
   Gross unrealized appreciation                   $    1,769,202
   Gross unrealized depreciation                               --
   --------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $    1,769,202
   --------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   Note 6 continued on next page.

A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FUTURES CONTRACTS
   -----------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                  EXPIRATION                                               AGGREGATE                         APPRECIATION
   PORTFOLIO      DATE         CONTRACTS                   POSITION           COST             VALUE        (DEPRECIATION)
   -----------------------------------------------------------------------------------------------------------------------
   California     12/04        588 U.S. Treasury Bond      Short        $  (65,031,220)   $  (65,984,625)   $     (953,405)
   -----------------------------------------------------------------------------------------------------------------------
   Florida        12/04        620 U.S. Treasury Bond      Short        $  (68,570,334)   $  (69,575,625)   $   (1,005,291)
   -----------------------------------------------------------------------------------------------------------------------
   Massachusetts  12/04        350 U.S. Treasury Bond      Short        $  (38,613,356)   $  (39,276,562)   $     (663,206)
   -----------------------------------------------------------------------------------------------------------------------
   Mississippi    12/04        32 U.S. Treasury Bond       Short        $   (3,538,794)   $   (3,591,000)   $      (52,206)
   -----------------------------------------------------------------------------------------------------------------------
   New York       12/04        1,025 U.S. Treasury Bond    Short        $ (113,081,979)   $ (115,024,219)   $   (1,942,240)
   -----------------------------------------------------------------------------------------------------------------------
   Ohio           12/04        310 U.S. Treasury Bond      Short        $  (34,265,791)   $  (34,787,812)   $     (522,021)
   -----------------------------------------------------------------------------------------------------------------------
   Rhode Island   12/04        75 U.S. Treasury Bond       Short        $   (8,274,290)   $   (8,416,406)   $     (142,116)
   -----------------------------------------------------------------------------------------------------------------------
   West Virginia  12/04        40 U.S. Treasury Bond       Short        $   (4,412,955)   $   (4,488,750)   $      (75,795)

   At September 30, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2004, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003 and the supplementary data for each of years in the five-year period ended September 30, 2004. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2004, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), California Municipals Portfolio (CAP), Florida Municipals Portfolio (FLP), Massachusetts Municipals Portfolio (MAP), Mississippi Municipals Portfolio
(MSP), New York Municipals Portfolio (NYP), Ohio Municipals Portfolio (OHP), Rhode Island Municipals Portfolio (RIP) and West Virginia Municipals Portfolio
(WVP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)     TERM OF                                       NUMBER OF PORTFOLIOS
                          WITH THE      OFFICE AND                                       IN FUND COMPLEX
      NAME AND          TRUST AND THE    LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS      SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes         Trustee and     Trustee and  Chairman, President and Chief            195               Director of EVC
11/9/41                Vice President      Vice      Executive Officer of BMR, EVC,
                                       President of  EVM and EV; Director of EV; Vice
                                         the Trust   President and Director of EVD.
                                        since 1985;  Trustee and/or officer of 195
                                          of the     registered investment companies
                                        Portfolios   in the Eaton Vance Fund Complex.
                                        since 1992   Mr. Hawkes is an interested
                                                     person because of his positions
                                                     with BMR, EVM, EVC and EV, which
                                                     are affiliates of the Trust and
                                                     the Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III       Trustee      Trustee of   Jacob H. Schiff Professor of             195            Director of Tiffany &
2/23/35                                 the Trust    Investment Banking Emeritus,                           Co. (specialty retailer)
                                        since 1986;  Harvard University Graduate                                and Telect, Inc.
                                       of CAP, FLP,  School of Business                                       (telecommunication
                                       MAP, NYP and  Administration.                                           services company)
                                         OHP since
                                       1992; of MSP,
                                        RIP and WVP
                                        since 1993

William H. Park            Trustee      Since 2003   President and Chief Executive            195                   None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A. Pearlman         Trustee      Since 2003   Professor of Law, Georgetown             195                   None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer           Trustee      Trustee of   President, Chief Executive               195                   None
9/21/35                                 the Trust    Officer and a Director of Asset
                                        since 1985;  Management Finance Corp. (a
                                       of CAP, FLP,  specialty finance company serving
                                       MAP, NYP and  the investment management
                                         OHP since   industry) (since October 2003).
                                       1992; of MSP, President, Unicorn Corporation
                                        RIP and WVP  (an investment and financial
                                        since 1993   advisory services company) (since
                                                     September 2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

                         POSITION(S)     TERM OF                                       NUMBER OF PORTFOLIOS
                          WITH THE      OFFICE AND                                       IN FUND COMPLEX
      NAME AND          TRUST AND THE    LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS      SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout              Trustee      Since 1998   Professor of Law, University of          195                   None
9/14/57                                              California at Los Angeles School
                                                     of Law (since July 2001).
                                                     Formerly, Professor of Law,
                                                     Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                TERM OF
                                 WITH THE                OFFICE AND
      NAME AND                 TRUST AND THE              LENGTH OF                    PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                 PORTFOLIOS                SERVICE                     DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                 President               Since 1993        Vice President of EVM and BMR. Officer of 124
8/20/43                                                                    registered investment companies managed by EVM
                                                                           or BMR.

William H. Ahern, Jr.       Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 77
7/28/59                            Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

Craig R. Brandon            Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 44
12/21/66                       Trust and MSP                               registered investment companies managed by EVM
                                                                           or BMR.

Cynthia J. Clemson          Vice President of the   Vice President of CAP  Vice President of EVM and BMR. Officer of 84
3/2/63                      Trust, CAP, FLP, MAP,    and MSP since 1995;   registered investment companies managed by EVM
                           MSP, NYP, OHP, RIP and   of FLP since 1998; of  or BMR.
                                    WVP             the Trust, MAP, NYP,
                                                      OHP, RIP and WVP
                                                         since 2004

Robert B. MacIntosh            Vice President            Since 1993        Vice President of EVM and BMR. Officer of 124
1/22/57                                                                    registered investment companies managed by EVM
                                                                           or BMR.

Thomas M. Metzold           Vice President of the        Since 2004        Vice President of EVM and BMR. Officer of 48
8/3/58                             Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

Alan R. Dynner                   Secretary               Since 1997        Vice President, Secretary and Chief Legal
10/10/40                                                                   Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                                           195 registered investment companies managed by
                                                                           EVM or BMR.

Kristin S. Anagnost        Treasurer of CAP, MAP,       Since 2002(2)      Assistant Vice President of EVM and BMR. Officer
6/12/65                       MSP, NYP and RIP                             of 107 registered investment companies managed
                                                                           by EVM or BMR.

Barbara E. Campbell         Treasurer of FLP, OHP       Since 2002(2)      Vice President of EVM and BMR. Officer of 195
6/19/57                           and WVP                                  registered investment companies managed by EVM
                                                                           or BMR.

James L. O'Connor          Treasurer of the Trust        Since 1989        Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                     116 registered investment companies managed by
                                                                           EVM or BMR.

Paul M. O'Neil                 Chief Compliance          Since 2004        Vice President of EVM and BMR. Officer of 195
7/11/53                            Officer                                 registered investment companies managed by EVM
                                                                           or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolios since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolios since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2003, and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                      09/30/03       09/30/04
--------------------------------------------------------------------------------
Audit Fees                                             $   16,686     $   17,139

Audit-Related Fees(1)                                  $        0     $        0

Tax Fees(2)                                            $    4,000     $    4,100

All Other Fees(3)                                      $        0     $        0
                                                       -------------------------

Total                                                  $   20,686     $   21,239
                                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended September 30, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                      09/30/03       09/30/04
--------------------------------------------------------------------------------
Registrant                                             $    4,000     $    4,100

Eaton Vance (1)                                        $  448,295     $  329,084

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WEST VIRGINIA MUNICIPALS PORTFOLIO


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer


Date: November 17, 2004


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 17, 2004